Intangible Assets, Net (Details)	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expense	¥ 373,125	$ 53,935	¥ 4,307,010